NYLI MacKay Muni Income Opportunities Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 123.0%
Long-Term Municipal Bonds 123.0%
Alabama 2.2%
MidCity Improvement District, 2024 Assessment Area, Special Assessment
6.50%, due 11/1/44 (a)	$ 290,000	$ 284,090
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/54 (b)	500,000	481,851
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (c)	1,000,000	1,041,849
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	500,000	503,215
		2,311,005
Arizona 1.0%
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	1,000,000	997,257
California 10.3%
Adelanto Community Facilities District No. 2006-2, Improvement Area No. 2, Special Tax
Series B
5.65%, due 9/1/30	625,000	625,199
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (d)
Series C
5.00%, due 8/1/55	875,000	928,126
Series G
5.00%, due 11/1/55	750,000	790,402
Series C
5.25%, due 1/1/54	1,000,000	1,064,441
California Statewide Communities Development Authority, Loma Linda University Medical Center Obligated Group, Revenue Bonds
Series A
5.50%, due 12/1/54	355,000	355,457
City of Stockton Community Facilities District No. 2018-2, Improvement Area 3, Westlake Villages II, Special Tax
5.00%, due 9/1/44	380,000	385,302
Lake Elsinore Unified School District, Community Facilities District No. 2006-2, Area C, Special Tax
4.00%, due 9/1/50	1,000,000	875,242
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series D
5.00%, due 7/1/44	750,000	775,158
Municipal Improvement Corp. of Lof Angelese, Los Angeles Convention Center, Revenue Bonds
Series A
5.50%, due 5/1/55 (c)	2,500,000	2,709,195
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1, Insured: BAM
5.25%, due 7/1/50 (c)	2,000,000	2,121,340
		10,629,862

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado 4.6%
City & County of Denver, Airport System, Revenue Bonds
Series A
5.25%, due 12/1/43 (b)(c)	$ 2,000,000	$ 2,059,017
City & County of Denver, School District No. 1, Revenue Bonds
Series C, Insured: State Aid Withholding
5.50%, due 12/1/49 (c)	1,500,000	1,643,421
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series B
5.875%, due 12/15/46	1,000,000	1,047,278
		4,749,716
Delaware 1.8%
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	980,000	1,083,181
Delaware State Housing Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	750,000	836,693
		1,919,874
Florida 10.5%
Brevard County Housing Finance Authority, Cocoa Leased Housing Associates II LLLP, Revenue Bonds
Insured: FNMA
4.45%, due 1/1/40	994,004	1,033,001
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series B
6.70%, due 6/15/28 (a)	105,000	106,017
County of Miami-Dade, Double Barreled Aviation, Unlimited General Obligation
2.375%, due 7/1/40	625,000	496,846
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.75%, due 9/1/54 (c)	1,000,000	1,075,689
Florida Housing Finance Corp., Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
2.15%, due 7/1/35	725,000	625,250
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
5.15%, due 5/1/44 (b)	655,000	671,754
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.50%, due 10/1/54 (c)	1,500,000	1,584,097
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54 (c)	1,835,000	1,961,308
Hillsborough County Port District, Tampa Port Authority Project, Revenue Bonds
Series B
5.00%, due 6/1/46 (b)	450,000	454,760
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	500,000	485,799

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
6.00%, due 5/1/56	$ 1,000,000	$ 1,014,547
West Villages Improvement District, Unit of Development No. 10 Assessment Area One, Special Assessment
5.625%, due 5/1/54	990,000	990,474
Wind Meadows South Community Development District, Assessment Area One Project, Special Assessment
4.00%, due 5/1/52	530,000	424,850
		10,924,392
Georgia 3.6%
Georgia Housing & Finance Authority, Revenue Bonds
Series G, Insured: GNMA / FNMA
5.00%, due 12/1/45	1,000,000	1,070,488
Main Street Natural Gas, Inc., Revenue Bonds (d)
Series B
5.00%, due 7/1/53	500,000	529,609
Series D
5.00%, due 4/1/54	1,000,000	1,071,996
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.50%, due 7/1/64	1,000,000	1,031,580
		3,703,673
Hawaii 1.7%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (c)	1,625,000	1,726,970
Illinois 5.3%
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	1,250,000	1,266,956
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
5.50%, due 1/1/53 (b)	1,250,000	1,302,527
City of Chicago, Chicago Recovery Plan, Unlimited General Obligation
Series A
5.00%, due 1/1/43	500,000	501,785
City of Chicago, Lakeshore East Special Assessment Area, Special Assessment (a)
3.29%, due 12/1/30	325,000	317,328
3.45%, due 12/1/32	275,000	266,806
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.50%, due 6/15/53	1,250,000	1,250,279
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/50	500,000	537,044
		5,442,725

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana 1.5%
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	$ 475,000	$ 515,406
Series A
5.50%, due 1/1/53	1,000,000	1,050,178
		1,565,584
Kentucky 1.9%
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	500,000	524,403
Louisville and Jefferson County Metro Government, Louisville Gas and Electric Co. Project, Revenue Bonds
Series A
1.75%, due 2/1/35 (d)	1,000,000	993,230
Perry County School District Finance Corp., Kentucky School Facilities Construction Commission, Revenue Bonds
Insured: State Intercept
2.00%, due 12/1/29	430,000	419,475
		1,937,108
Louisiana 0.5%
New Orleans Aviation Board, Revenue Bonds
Series C-2
5.25%, due 1/1/41 (b)	500,000	545,166
Massachusetts 2.4%
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.50%, due 7/1/55	1,900,000	2,020,705
Massachusetts Housing Finance Agency, Revenue Bonds
Series 223, Insured: GNMA / FNMA / FHLMC
2.10%, due 12/1/33	500,000	444,595
		2,465,300
Michigan 4.8%
Michigan Finance Authority, Trinity Health, Revenue Bonds
Series MI-1
3.02%, due 3/1/51 (c)	5,000,000	5,000,000
Nebraska 2.8%
Airport Authority of the City of Omaha, Airport Facilities, Revenue Bonds
Insured: AG
5.25%, due 12/15/49 (c)	2,000,000	2,085,903
Douglas County Hospital Authority No. 2, Nebraska Methodist Health System, Revenue Bonds
5.50%, due 11/1/49	805,000	860,816
		2,946,719

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada 1.2%
Nevada Housing Division, Revenue Bonds, Senior Lien
Series E, Insured: GNMA / FNMA / FHLMC
7.50%, due 4/1/49	$ 1,000,000	$ 1,203,897
New Hampshire 2.6%
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	617,497	603,333
New Hampshire Business Finance Authority, Centurion Foundation Andrews Avenue Med Center LLC, Revenue Bonds
5.625%, due 9/15/57	1,000,000	986,967
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	1,005,000	1,060,741
		2,651,041
New York 13.2%
Dormitory Authority of the State of New York, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54 (c)	2,500,000	2,709,841
Dormitory Authority of the State of New York, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54 (c)	2,000,000	2,126,762
New York City Housing Development Corp., Revenue Bonds
Series G-1
3.90%, due 5/1/45	275,000	253,772
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/46	1,000,000	760,043
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.75%, due 11/15/41	750,000	603,899
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: AG
6.00%, due 6/30/50 (c)	1,250,000	1,354,303
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Revenue Bonds
Insured: AG
5.50%, due 6/30/42 (b)	500,000	532,421
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series A
5.50%, due 12/31/60 (b)	1,000,000	1,010,882
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
4.00%, due 12/1/42	1,000,000	947,156
5.00%, due 12/1/28	750,000	791,557
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
7.50%, due 11/1/55	310,000	331,300

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.25%, due 12/1/54	$ 1,085,000	$ 1,142,819
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	1,250,000	1,129,924
		13,694,679
North Carolina 0.7%
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/51	765,000	758,530
Ohio 4.0%
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.50%, due 1/1/50 (b)	1,000,000	1,054,217
Port of Greater Cincinnati Development Authority, 3CDC Master Parking LLC Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/55	1,000,000	1,027,799
Toledo Hospital (The)
Insured: AG
5.75%, due 11/15/38	2,000,000	2,019,137
		4,101,153
Oklahoma 0.7%
Norman Regional Hospital Authority, Hospital, Revenue Bonds
4.00%, due 9/1/37	480,000	332,294
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	300,000	348,569
		680,863
Pennsylvania 6.1%
Allegheny County Airport Authority, Revenue Bonds
Series A, Insured: AG
5.50%, due 1/1/42 (b)	680,000	743,246
Allegheny County Sanitary Authority, Revenue Bonds
5.75%, due 6/1/47	1,000,000	1,084,990
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (The), Revenue Bonds
5.75%, due 6/30/48 (b)(c)	1,000,000	1,049,095
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien (b)
Series 1-A
4.125%, due 6/1/45	800,000	797,186
Series 1-A
4.75%, due 6/1/46	750,000	755,310
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1-C
5.00%, due 6/1/51 (b)	1,000,000	958,624

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 138-A
3.00%, due 10/1/52	$ 385,000	$ 378,045
Series 145-A
6.00%, due 10/1/54	480,000	524,430
		6,290,926
Puerto Rico 6.8%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	771,429	506,250
(zero coupon), due 11/1/51	968,051	644,964
(zero coupon), due 11/1/51	486,750	295,092
(zero coupon), due 11/1/51	420,000	168,525
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/46	83,000	74,015
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	2,065,475	2,026,386
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	120,000	119,366
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	70,000	68,957
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	25,000	25,001
Series WW
5.00%, due 7/1/28 (e)(f)	1,000,000	667,500
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	285,000	285,514
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	290,000	294,233
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	3,305,000	1,150,966
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	35,000	34,832
Series A-1
5.00%, due 7/1/58	750,000	735,319
		7,096,920
Rhode Island 0.8%
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien
Series A
4.125%, due 12/1/43 (b)	845,000	830,789

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina 1.1%
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/42	$ 1,000,000	$ 1,094,835
South Dakota 1.1%
South Dakota Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	995,000	1,142,670
Tennessee 1.5%
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.50%, due 7/1/41 (b)	1,000,000	1,101,231
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3
2.80%, due 7/1/44	625,000	501,647
		1,602,878
Texas 18.1%
City of Georgetown, Utility System, Revenue Bonds
Insured: AG
5.25%, due 8/15/52 (c)	1,250,000	1,292,706
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A
5.00%, due 7/1/37 (b)	650,000	671,057
City of Houston, Airport System, Revenue Bonds
Series A
5.50%, due 7/1/44 (b)	1,000,000	1,092,936
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (b)	1,000,000	1,084,262
East Montgomery County Municipal Utility District No. 4, Unlimited General Obligation
Series A
5.375%, due 4/1/49	1,000,000	1,011,926
FW Chaparral PFC, Chaparral Ranch Project, Revenue Bonds
4.00%, due 10/1/35	1,000,000	1,003,482
Harris County Municipal Utility District No. 16, Unlimited General Obligation
Insured: AG
3.375%, due 3/1/34	520,000	519,090
Mansfield Independent School District, School Building, Revenue Bonds
Insured: PSF-GTD
5.25%, due 2/15/55 (c)	2,500,000	2,635,200
New Hope Cultural Education Facilities Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.50%, due 8/15/49 (c)	2,500,000	2,713,050
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	500,000	484,398

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	$ 500,000	$ 484,399
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System, Revenue Bonds
Series A
5.50%, due 11/15/52 (c)	2,000,000	2,146,731
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.375%, due 6/30/39	1,655,000	1,755,433
5.50%, due 6/30/43	1,030,000	1,080,325
Travis County Development Authority, Longview 71 Public Improvement District Improvement Area No. 1 Project, Special Assessment
5.125%, due 9/1/54 (a)	840,000	817,294
		18,792,289
U.S. Virgin Islands 1.0%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,000,000	1,049,483
Utah 5.8%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.50%, due 7/1/53 (b)	1,000,000	1,042,338
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.50%, due 6/1/50 (c)	2,500,000	2,701,165
Intermountain Power Agency, Revenue Bonds
Series A
5.25%, due 7/1/44	1,000,000	1,080,805
Series A
5.25%, due 7/1/45	750,000	803,931
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (a)	350,000	368,357
		5,996,596
Virginia 0.8%
Virginia College Building Authority, Regent University Project, Revenue Bonds
6.00%, due 6/1/50	750,000	792,922
Washington 0.3%
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.084%, due 3/1/50 (d)	371,683	366,390

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin 2.3%
Public Finance Authority, Campus Real Estate Holding Corp. LLC Project, Revenue Bonds
Series B
6.20%, due 6/1/26	$ 500,000	$ 500,703
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien
6.50%, due 12/31/65 (b)	275,000	303,821
Public Finance Authority, Million Air Three LLC, Revenue Bonds
Series B
7.00%, due 9/1/54 (a)	250,000	265,040
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	1,500,000	1,281,902
		2,351,466
Total Long-Term Municipal Bonds (Cost $124,930,235)		127,363,678
Total Municipal Bonds (Cost $124,930,235)		127,363,678
Long-Term Bond 0.9%
Corporate Bond 0.9%
Commercial Services 0.9%
Toll Road Investors Partnership II LP
Series A
7.125%, due 2/15/35 (a)	1,000,000	951,327
Total Corporate Bond (Cost $1,004,851)		951,327

	Shares

Closed-End Funds 1.0%
Massachusetts 0.1%
Eaton Vance Municipal Bond Fund	12,142	120,570
New Jersey 0.6%
BlackRock MuniHoldings Fund, Inc.	49,845	595,149
New York 0.3%
BlackRock Municipal Income Trust	35,744	363,517
Total Closed-End Funds (Cost $1,088,024)		1,079,236

	Shares	Value
Short-Term Investment 3.5%
Unaffiliated Investment Company 3.5%
BlackRock Liquidity Funds MuniCash, 2.367% (g)	3,666,339	$ 3,666,339
Total Short-Term Investment (Cost $3,666,339)		3,666,339
Total Investments (Cost $130,689,449)	128.4%	133,060,580
Floating Rate Note Obligations (h)	(29.6)	(30,675,000)
Other Assets, Less Liabilities	1.2	1,206,911
Net Assets Applicable to Common Shares	100.0%	$ 103,592,491

†	Percentages indicated are based on Fund net assets applicable to Common shares.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Current yield as of January 31, 2026.
(h)	Face value of Floating Rate Notes issued in TOB transactions.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(35)	March 2026	$ (4,116,815)	$ (4,029,375)	$ 87,440

1.	As of January 31, 2026, cash in the amount of $129,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 127,363,678	$ —	$ 127,363,678
Long-Term Bond
Corporate Bond	—	951,327	—	951,327
Closed-End Funds	1,079,236	—	—	1,079,236
Short-Term Investment
Unaffiliated Investment Company	3,666,339	—	—	3,666,339
Total Investments in Securities	4,745,575	128,315,005	—	133,060,580
Other Financial Instruments
Futures Contracts (b)	87,440	—	—	87,440
Total Investments in Securities and Other Financial Instruments	$ 4,833,015	$ 128,315,005	$ —	$ 133,148,020

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Muni Income Opportunities Fund
Notes to Portfolios of Investments January 31, 2026 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") of the NYLI MacKay Muni Income Opportunities Fund ("Fund") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of January 31, 2026, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.